Line of Credit (Details) ¥ in Millions, $ in Millions, $ in Millions			1 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)	Jul. 31, 2018 USD ($)	May 24, 2024 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2024 USD ($)	Jul. 08, 2025 USD ($)	Jul. 08, 2025 CNY (¥)	Jun. 24, 2025 USD ($)	Jun. 24, 2025 CNY (¥)	Jun. 26, 2024 USD ($)	Jun. 26, 2024 CNY (¥)	May 24, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jul. 31, 2015 USD ($)	Jul. 31, 2015 TWD ($)
Line of Credit [Line Items]
Revolving credit facility			$ 1.4									¥ 10.0
Unused commitment fee percentage		0.20%
Percentage of overnight bank funding rate		0.50%
Percentage of secured overnight funding rate		1.00%
Line of credit, outstanding
Outstanding amount					$ 10.0
Line of credit fixed interest percentage					0.15%
Line of Credit June 2018 [Member]
Line of Credit [Line Items]
Revolving credit facility		$ 100.0
Maturity date		Jul. 27, 2021
Line of Credit August 2026 [Member]
Line of Credit [Line Items]
Maturity date		Aug. 27, 2026
Line of Credit July 2015 [Member]
Line of Credit [Line Items]
Revolving credit facility															$ 5.0	$ 150.0
Line of credit, outstanding					$ 4.6								4.8
Interest rate					2.50%
Line of Credit June 2022 [Member]
Line of Credit [Line Items]
Revolving credit facility	$ 1.2			$ 1.2						$ 1.1	¥ 8.0			¥ 8.0
Line of credit percentage			0.15%
Line of credit fixed interest percentage					0.25%
Line of Credit June 2023 [Member]
Line of Credit [Line Items]
Maturity date	Jun. 22, 2023
Line of Credit [Member]
Line of Credit [Line Items]
Line of credit percentage				0.30%
Line of Credit [Member] | Line of Credit June 2022 [Member]
Line of Credit [Line Items]
Line of credit, outstanding					$ 2.5								$ 2.5
Credit interest rate					3.60%								3.80%
Minimum [Member]
Line of Credit [Line Items]
Unused commitment fee percentage					0.15%
Minimum [Member] | Line of Credit July 2018 [Member]
Line of Credit [Line Items]
Loan agreement		$ 40.0
Minimum [Member] | Line of Credit July 2015 [Member]
Line of Credit [Line Items]
Floating interest rate					0.78%
Maximum [Member]
Line of Credit [Line Items]
Unused commitment fee percentage					0.20%
Maximum [Member] | Line of Credit July 2018 [Member]
Line of Credit [Line Items]
Loan agreement		$ 50.0
Maximum [Member] | Line of Credit July 2015 [Member]
Line of Credit [Line Items]
Floating interest rate					1.62%
Forecast [Member]
Line of Credit [Line Items]
Revolving credit facility						$ 1.4	¥ 10.0	$ 0.7	¥ 5.0
Forecast [Member] | Revolving Credit Facility [Member]
Line of Credit [Line Items]
Revolving credit facility								$ 0.4	¥ 3.0